Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
6. INTANGIBLE ASSETS

As of December 31, 2013 and 2012, Intangible Assets consists of:

	December 31,
	2012	2011
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$772,414	$705,662
Accumulated Amortization	(328,319)	(202,767)
	$444,095	$502,895
Amortized intangible assets: Website (5 years useful life)
Gross carrying Amount	$18,908	$18,908
Accumulated Amortization	$(17,228)	(16,136)
	$1,680	$2,772
Intangible assets not subject to amortization
Trademarks	$251,157	$251,157

Intangible asset amortization expense for the periods ended December 31, 2013 and 2012 was $127,316 and $104,344, respectively.